Variable Interest Entity (“VIE”) - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - Variable Interest Entity, Primary Beneficiary [Member]	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	¥ 32,811,927	$ 4,583,568	¥ 6,162,765
Total cash and cash equivalents	¥ 32,811,927	$ 4,583,568	¥ 6,162,765